PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT

	As of March 31, 2024 ($)	As of March 31, 2023 ($)
Computer & Software & Accessories	56,964	38,037
Electrical Fittings	6,389	5,883
Furniture & Fittings	36,606	27,047
Office Equipment	10,804	6,890
Plant & Machinery	102,879	52,963
Vehicle	5,599	5,678
Lease Hold Improvements	19,458	-
Translation difference	793	-
Total Gross Value	239,492	136,498
Less: Accumulated depreciation	(103,669)	(81,302)
Total Property, plant and equipment, net	135,823	55,196